UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jan. 20, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS:
Cash and cash equivalents	¥ 1,877,191	$ 290,740	¥ 2,726,712	$ 422,314	¥ 3,651,788		¥ 4,684,003	¥ 5,469,077
Restricted cash	376,796	58,358	390,702	60,512			125,437
Term deposits	102,408	15,861	133,761	20,717			24,000
Investment in marketable securities	206,272	31,947
Accounts receivable, net of allowance for doubtful accounts of RMB1,446,994 as of December 31, 2020 and RMB1,486,919 as of June 30, 2020, respectively	70,130	10,862	40,862	6,329			280,995
Other receivables, net of allowance for doubtful accounts of RMB17,396 as of December 31, 2020 and RMB160 as of June 30,2021 respectively	565,904	87,647	126,745	19,630			117,340
Loan receivables, net of allowance for doubtful accounts of RMB320,364 as of December 31, 2020, and RMB56,466 as of June 30, 2021 respectively	202,130	31,306	267,383	41,412			778,480
Amounts due from related parties							50,000
Prepaid expenses and other assets	881,771	136,569	793,092	122,834			1,137,787
Contract assets, net of allowance for losses of RMB14,749 as of December 31, 2020 and RM14,321 as of June 30,2021 respectively	6,494	1,006	10,374	1,607			24,824
Long-term investments,net	738,996	114,456	738,272	114,344			775,644	954,158
Operating lease right-of-use assets, net	25,987	4,025	28,668	4,440			121,791
Property, equipment and software, net	52,423	8,119	63,396	9,819			110,376
Goodwill, net	22,119	3,426	22,121	3,426			72,224
Intangible assets, net	40,345	6,249	44,413	6,879			73,476
TOTAL ASSETS	5,168,966	800,571	5,386,501	834,263			8,880,364
Liabilities:
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB81,246 as of December 31, 2020 and RMB9,904 as of June 30,2021 respectively)	10,079	1,561	82,643	12,800			788,906
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB29,152 as of December 31, 2020 and RMB12,614 as of June 30, 2021, respectively)	14,041	2,175	34,540	5,350			41,646
Income tax payable (including income taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB224,533 as of December 31, 2020 and RMB238,179 as of June 30,2021, respectively)	272,896	42,266	255,244	39,532			320,350
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB238,170 as of December 31, 2020 and RMB274,219 as of June 30,2021 respectively)	786,213	121,768	726,686	112,549			1,229,110
Operating lease liabilities (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without resource to the Group of RMB19,100 as of December 31, 2020 and RMB15,408 as of June 30,2021 respectively)	25,604	3,966	29,503	4,569			125,407
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB24,146 as of December 31,2020 and RMB23,967 as of June 30,2021, respectively)	23,590	3,654	25,289	3,917			29,902
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Group of RMB5,742 as of December 31, 2020and RMB5,392 as of June 30,2021, respectively)	8,504	1,317	9,280	1,437			17,215
TOTAL LIABILITIES	1,140,927	176,707	1,163,185	180,154			2,552,536
Commitments and Contingencies (Note 21)
Shareholders' equity:
Ordinary shares	1		1
Additional paid-in capital			5,531,926	856,786			5,241,296
Statutory reserves	466,468	72,247	466,352	72,229			459,029
Retained earnings (deficit)	(2,010,642)	(311,409)	(1,822,749)	(282,308)		¥ 44,767	488,236
Accumulated other comprehensive income	(49,917)	(7,731)	(6,953)	(1,077)			92,220
Total 9F Inc. shareholders' equity	3,972,751	615,301	4,168,578	645,630			6,280,783
Noncontrolling interest	55,288	8,563	54,738	8,479			47,045
Total shareholders' equity	4,028,039	623,864	4,223,316	654,109	¥ 5,769,282		6,327,828	¥ 6,254,920
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,168,966	800,571	5,386,501	$ 834,263			8,880,364
Class A ordinary shares
Shareholders' equity:
Ordinary shares	1		1				1
Class B ordinary shares
Shareholders' equity:
Ordinary shares			1				¥ 1
Additional paid-in capital	¥ 5,566,840	$ 862,194	¥ 5,531,926